Commitments and Contingencies - Additional Information (Detail) $ in Millions		12 Months Ended
	May 31, 2016 ft²	Dec. 31, 2016 USD ($) ft²	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Operating Leased Assets [Line Items]
Description of operating lease amendment		The Amended Lease will terminate on June 30, 2019, but the Company retains an option to renew the Amended Lease with respect to all of the leased space for an additional period of five years.
Aggregate space that the entity will lease under the amended lease agreement | ft²		167,000
Sublease Agreement [Member]
Operating Leased Assets [Line Items]
Description of operating lease amendment		The Sublease terminates on December 31, 2017, but may be extended through June 30, 2019 if mutually agreed upon by the Company and the subtenant.
Area of office and lab | ft²	8,143
Lease expiration date	Dec. 31, 2017
Lease extended date	Jun. 30, 2019
Operating leases, future minimum rental payments receivable		$ 0.6
Total rent expense		5.0	$ 4.3	$ 3.4
July 31, 2015 Amendment [Member]
Operating Leased Assets [Line Items]
Aggregate landlord reimbursable tenant improvements received under the existing lease and the lease amendment		$ 9.5